Share-based compensation - Restricted Share Units Fair Value Assumptions (Detail)	12 Months Ended
Dec. 31, 2018
Share-based compensation
Expected volatility	50.00%
Risk-free interest rate	4.10%
Expected dividend yield	0.00%
Contractual term	10 years